Deferred Costs and Deferred Revenues	12 Months Ended
Dec. 31, 2024
Deferred Costs and Deferred Revenues [Abstract]
DEFERRED COSTS AND DEFERRED REVENUES

NOTE 4 — DEFERRED COSTS AND DEFERRED REVENUES

	December 31
	2024	2023
Deferred contract costs	57,392	68,427
Deferred Revenues	142,340	201,762

Total Change in deferred contract costs

	December 31
	2024	2023
Balance at the beginning of the year	68,427	—
Contract costs recognized during the period	(68,427)
Contract costs relating to new sales	57,392	68,427
Balance at the end of the year	57,392	68,427

Total Change in deferred revenues

	December 31
	2024	2023
Balance at the beginning of the year	201,762	185,002
Deferred revenue relating to new sales	104,450	163,872
Revenue recognized during the year	(163,872)	(147,112)
Balance at the end of the year	142,340	201,762

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be recognized as revenue in future periods. As of December 31, 2024, the total RPO amounted to $432,400, which the Company expects to recognize in the future.